owners' equity	12 Months Ended
Dec. 31, 2021
owners' equity
owners' equity
28	owners’ equity
(a)	TELUS Corporation Common Share capital - general

Our authorized share capital is as follows:

As at December 31	2021		2020
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	4	billion	4	billion

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66-2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in the payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

During the three-month period ended March 31, 2021, we issued approximately 51 million Common Shares for gross proceeds of $1.3 billion.

As at December 31, 2021, approximately 62 million Common Shares were reserved for issuance from Treasury under a dividend reinvestment and share purchase plan (see Note 13(b)); approximately 20 million Common Shares were reserved for issuance from Treasury under a restricted share unit plan (see Note 14(b)); and approximately 90 million Common Shares were reserved for issuance from Treasury under a share option plan (see Note 14(d)).

(b)	Purchase of TELUS Corporation Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In June 2021, we received approval for a normal course issuer bid to purchase and cancel up to 16 million of our Common Shares (up to a maximum amount of $250 million) from June 4, 2021, to June 3, 2022.

(c)Subsidiary with significant non-controlling interest

Our TELUS International (Cda) Inc. subsidiary is incorporated under the Business Corporations Act (British Columbia) and has geographically dispersed operations with principal places of business in Asia, Central America, Europe and North America.

In February 2021, TELUS International (Cda) Inc. made an initial public offering of subordinate voting shares; both TELUS Corporation and a non-controlling shareholder of TELUS International (Cda) Inc. individually also offered subordinate voting shares in conjunction with the initial public offering. In September 2021, non-controlling shareholders of TELUS International (Cda) Inc. individually offered subordinate voting shares in a secondary offering. Due to the voting rights associated with the remaining multiple voting shares held by TELUS Corporation, as at December 31, 2021, we retained a 70.9% voting and controlling interest and a 55.1% economic interest in TELUS International (Cda) Inc. subsequent to the public purchase of subordinate voting shares; as at December 31, 2020, TELUS Corporation held a 62.6% voting, controlling and economic interest. Changes in the ownership interests of our TELUS International (Cda) Inc. subsidiary during the year ended December 31, 2021, are set out in the following table.

	Effects of initial public offering and secondary
	offering on recorded amounts of owners’ equity
	Net cash	Income
Year ended December 31, 2021 (millions)	proceeds	taxes	Net	Other	Total
Initial public offering of subordinate voting shares by TELUS International (Cda) Inc.	$630	$(10)	$640
Secondary offering of TELUS International (Cda) Inc. subordinate voting shares by TELUS Corporation	197	4	193
	$827	$(6)	$833
Contributed surplus			$440	$(10)	$430
Non-controlling interests			393	1	394
			$833	$(9)	$824

Summarized financial information

Summarized financial information of our TELUS International (Cda) Inc. subsidiary is set out in the following table.

As at, or for the years ended, December 31 (millions) [1]	2021	2020
Statement of financial position [2]
Current assets	$874	$740
Non-current assets	$3,804	$4,016
Current liabilities	$1,098	$679
Non-current liabilities	$1,475	$2,660
Statement of income and other comprehensive income
Revenue and other income	$2,754	$2,222
Net income	$99	$141
Comprehensive income	$22	$189
Statement of cash flows
Cash provided by operating activities	$347	$353
Cash used by investing activities	$(138)	$(2,511)
Cash provided by financing activities	$(252)	$2,268

1	As required by IFRS-IASB, this summarized financial information excludes inter-company eliminations.
2	The December 31, 2020, balances have been adjusted to reflect finalization of purchase price allocations for the acquisition of Lionbridge AI in fiscal 2020, as explained further in Note 18(c).